SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS (Details) - $ / shares	9 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Class of Warrant or Right [Line Items]
Underlying number of shares beginning	523,300	523,300	523,300	157,690
Average exercise price beginning	$ 19.50	$ 19.50	$ 19.50	$ 19.50
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardNonOptionsWeightedAverageRemainingContractualTerm2]	1 year 10 months 20 days	2 years 6 months 25 days	2 years 3 months 25 days	3 years 3 months 25 days	4 years 3 months 25 days
Underlying number of shares ending	448,677	523,300	523,300	523,300	157,690
Average exercise price ending	$ 20.58	$ 19.50	$ 19.50	$ 19.50	$ 19.50
Warrants A [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted				182,805
Average exercise price, granted				$ 13.00
Weighted average life warrant B				2 years 5 months 12 days
Underlying number of shares expirations	(74,623)
Average exercise price, expired	$ 13.00
Warrants B [Member]
Class of Warrant or Right [Line Items]
Underlying number of shares granted				182,805
Average exercise price, granted				$ 26.00
Weighted average life warrant B				6 months 10 days
Underlying number of shares expirations
Average exercise price, expired